Events After the Reporting Date (Details) - Events After the Reporting Date [Member]			1 Months Ended
	Sep. 25, 2024 USD ($) $ / shares	Jul. 03, 2024 USD ($) $ / shares	Jul. 31, 2024 Year shares
Events after the reporting date [Line Items]
Downward adjustments		$ 135,000,000
Cash transaction per share (in Dollars per share) | $ / shares	$ 5	$ 5.5
Total consideration	$ 115,000,000	$ 183,000,000
Desktop Metal, Inc. [Member]
Events after the reporting date [Line Items]
Cash transaction (in Dollars per share) | $ / shares		$ 5.5
Downward adjustments		$ 4.07
Restricted share units [member]
Events after the reporting date [Line Items]
Number of shares granted (in Shares) | shares			2,000,000
Restricted share units [member] | Bottom of range [member]
Events after the reporting date [Line Items]
Ordinary shares vest over a period (in Year) | Year			2
Restricted share units [member] | Top of range [member]
Events after the reporting date [Line Items]
Ordinary shares vest over a period (in Year) | Year			4